Intangible Assets - Schedule of Future Amortization of Intangible Assets (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Total	$ 106,250	$ 125,000	$ 200,000
Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
2020	6,250
2021	25,000	25,000
2022	25,000	25,000
2023	25,000	25,000
2024 and thereafter	25,000
Total	$ 106,250	$ 125,000